SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     09/30/2000
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 8, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $108130 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T                        COM              001957109      281     9555 SH       Sole                                       9555
Abbott Labs                    COM              002824100      230     4832 SH       Sole                                       4832
Albertsons Inc.                COM              013104104      578    27530 SH       Sole                                      27530
American Express               COM              025816109      219     3600 SH       Sole                                       3600
American Home Products         COM              026609107      328     5800 SH       Sole                                       5800
American International Group   COM              026874107     5148    53798 SH       Sole                                      53798
Automatic Data Processing      COM              053015103     3515    52558 SH       Sole                                      52558
BP Amoco                       COM              055622104     1628    30718 SH       Sole                                      30718
Bell South                     COM              079860102      276     6860 SH       Sole                                       6860
Bristol Myers Squibb           COM              110122108     1421    24867 SH       Sole                                      24867
Canon Inc. ADR                 COM              138006309     2326    52565 SH       Sole                                      52565
Chase Manhattan New            COM              163798101      208     4500 SH       Sole                                       4500
Chevron Corp.                  COM              166751107      273     3200 SH       Sole                                       3200
Cisco Systems                  COM              17275R102     1788    32360 SH       Sole                                      32360
Citigroup Inc                  COM              172967101      886    16386 SH       Sole                                      16386
Coca-Cola                      COM              191216100     2930    53146 SH       Sole                                      53146
Compass Bancshares Inc.        COM              20449H109    10657   546536 SH       Sole                                     546536
Dell Computer                  COM              247025109     1235    40095 SH       Sole                                      40095
Donaldson Co.                  COM              257651109     1969    89503 SH       Sole                                      89503
Dover Corp.                    COM              260003108     2691    57330 SH       Sole                                      57330
Dupont de Nemours              COM              263534109      971    23434 SH       Sole                                      23434
EMC Corp                       COM              268648102      985     9934 SH       Sole                                       9934
Emerson Electric               COM              291011104     2887    43095 SH       Sole                                      43095
Exxon Mobil                    COM              30231G102     2414    27086 SH       Sole                                      27086
Federal National Mortgage Asso COM              313586109      257     3600 SH       Sole                                       3600
General Electric               COM              369604103     1135    19672 SH       Sole                                      19672
H J Heinz Co.                  COM              423074103     1133    30562 SH       Sole                                      30562
Hewlett Packard                COM              428236103      961     9905 SH       Sole                                       9905
Home Depot                     COM              437076102     1406    26502 SH       Sole                                      26502
Illinois Tool Works            COM              452308109     2318    41488 SH       Sole                                      41488
Intel Corp.                    COM              458140100      738    17761 SH       Sole                                      17761
Johnson & Johnson              COM              478160104     3185    33909 SH       Sole                                      33909
Lucent Technologies            COM              549463107      958    31341 SH       Sole                                      31341
Luminex Corp                   COM              55027E102     2544    66950 SH       Sole                                      66950
Merck                          COM              589331107     3278    44042 SH       Sole                                      44042
Microsoft Corp                 COM              594918104     2669    44261 SH       Sole                                      44261
Molex Inc.                     COM              608554101     3391    62295 SH       Sole                                      62295
National Instruments Corp.     COM              636518102      831    18825 SH       Sole                                      18825
Nokia                          COM              654902204      895    22488 SH       Sole                                      22488
Nordson Corp.                  COM              655663102     1747    61450 SH       Sole                                      61450
North American Technology Grou COM              657193108       61    30000 SH       Sole                                      30000
Oracle Corp.                   COM              68389x105      956    12139 SH       Sole                                      12139
Pfizer, Inc.                   COM              717081103      483    10759 SH       Sole                                      10759
Proctor & Gamble               COM              742718109     2206    32931 SH       Sole                                      32931
Qwest Communications Com       COM              749121109      283     5884 SH       Sole                                       5884
Reuters Group PLC              COM              76132m102     2369    21077 SH       Sole                                      21077
Royal Dutch                    COM              780257804     2211    36883 SH       Sole                                      36883
SBC Communications             COM              78387G103     3282    65641 SH       Sole                                      65641
San Juan Basin Royalty Trust   COM              798241105     3810   320876 SH       Sole                                     320876
Schering-Plough                COM              806605101     3147    67675 SH       Sole                                      67675
Schlumberger Ltd               COM              806857108     2488    30222 SH       Sole                                      30222
Sigma-Aldrich                  COM              826552101     1529    46340 SH       Sole                                      46340
Sun Microsystems               COM              866810104      937     8023 SH       Sole                                       8023
Sysco Corp.                    COM              871829107     2544    54935 SH       Sole                                      54935
Telefonica de Espana           COM              879382208      998    16785 SH       Sole                                      16785
Unilever N.V.                  COM              904784709     1340    27777 SH       Sole                                      27777
Verizon Communications         COM              92343v104      479     9890 SH       Sole                                       9890
Vodafone Airtouch              COM              92857t107      596    16105 SH       Sole                                      16105
W.W. Grainger                  COM              384802104     1199    45580 SH       Sole                                      45580
Wal-Mart Stores                COM              931142103     1227    25497 SH       Sole                                      25497
Weyerhaeuser                   COM              962166104      807    19995 SH       Sole                                      19995
Willamette                     COM              969133107     1075    38400 SH       Sole                                      38400
Worthington Industries         COM              981811102      738    78700 SH       Sole                                      78700
REPORT SUMMARY                 63 DATA RECORDS              108056            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

/TABLE
/TEXT
/DOCUMENT
/SUBMISSION

